INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 1,162	$ 1,179
Acquisitions	5	9
Amortization	(5)	(12)
Impairment losses	(18)	0
Foreign currency translation	(62)	36
Reclassification to assets held for sale and other	0	(50)
Balance, end of period	$ 1,082	$ 1,162